Related-Party Transactions	12 Months Ended
Jan. 31, 2016
Related Party Transactions [Abstract]
Related-Party Transactions
Related-Party Transactions

In January 1999, the Salesforce.com Foundation, also referred to as the Foundation, was chartered on an idea of leveraging the Company’s people, technology, and resources to help improve communities around the world. The Company calls this integrated philanthropic approach the 1-1-1 model. Beginning in 2008, Salesforce.org, which is a non-profit public benefit corporation, was established to resell the Company's services to nonprofit organizations and certain higher education organizations.

The Company’s chairman is the chairman of both the Foundation and Salesforce.org. The Company’s chairman holds one of the three Foundation board seats. The Company’s chairman, one of the Company’s employees and one of the Company’s board members hold three of Salesforce.org’s nine board seats. The Company does not control the Foundation’s or Salesforce.org's activities, and accordingly, the Company does not consolidate either of the related entities' statement of activities with its financial results.

Since the Foundation’s and Salesforce.org’s inception, the Company has provided at no charge certain resources to those entities' employees such as office space, furniture, equipment, facilities, services, and other resources. The value of these items was approximately $1.2 million for the fiscal year 2016.

The resource sharing agreement was amended in August 2015 to include resources outside of the United States and is more explicit about the types of resources that the Company will provide.

Additionally, the Company has donated subscriptions of the Company’s services to other qualified non-profit organizations. The Company also allows Salesforce.org to resell the Company’s service to non-profit organizations and certain higher education entities. The Company does not charge Salesforce.org for these subscriptions, therefore revenue from subscriptions provided to non-profit organizations is donated back to the community through charitable grants made by the Foundation and Salesforce.org. The reseller agreement was amended in August 2015 to include additional customer segments and certain customers outside the U.S. and was amended in October 2015 to add an addendum with model clauses for the processing of personal data transferred from the European Economic Area. The value of the subscriptions pursuant to reseller agreements was approximately $69.9 million for the fiscal year 2016. The Company plans to continue these programs.